Segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segments
Segments

During the first quarter of 2014, we changed our reportable segments based upon changes in our organizational structure which reflect the integration of our Magento platform into our Enterprise segment. Prior to this change, Magento was reported in corporate and other. Also during the quarter, we revised our internal management reporting of certain Marketplaces transactions to align more closely with our related operating metrics. Related to this change, we reclassified our Marketplaces vehicles and real estate revenues from net transaction revenues to marketing services and other revenues. Prior period amounts related to these two changes in our organizational structure have been revised to conform to the current period segment reporting structure. Consolidated financial results remain the same as previously reported.

We have three reporting segments: Marketplaces, Payments and Enterprise. We allocate resources to and assess the performance of each reporting segment using information about its revenue and operating income (loss). We do not evaluate operating segments using discrete asset information. We do not allocate gains and losses from equity investments, interest and other income, or taxes to reporting segments.

The Corporate and other category includes income, expenses and charges such as:

•	results of operations of various initiatives which support all of our reportable segments;

•	corporate management costs, such as human resources, finance and legal, not allocated to our segments;

•	amortization of intangible assets;

•	restructuring charges; and

•	stock-based compensation expense.

The following tables summarize the financial performance of our reporting segments and provide a reconciliation to our consolidated operating results for the periods reflected below (data for the year ended December 31, 2011 for our Enterprise segment is since June 17, 2011, the date we acquired GSI):

	Year Ended December 31,
	2013(2)	2012(2)	2011(2)
	(In millions)
Net Revenue
Marketplaces
Net transaction revenues	$6,569	$5,834	$5,174
Marketing services and other revenues	1,715	1,564	1,468
	8,284	7,398	6,642
Payments
Net transaction revenues	6,096	5,146	4,123
Marketing services and other revenues	532	428	289
	6,628	5,574	4,412
Enterprise
Net transaction revenues	898	850	460
Marketing services and other revenues	268	271	138
	1,166	1,121	598

Elimination of inter-segment net revenue (1)	(31)	(21)	—
Total consolidated net revenue	$16,047	$14,072	$11,652

Operating income (loss)
Marketplaces	$3,351	$2,943	$2,631
Payments	1,588	1,359	978
Enterprise	72	55	32
Corporate and other	(1,640)	(1,469)	(1,268)
Total operating income (loss)	$3,371	$2,888	$2,373

(1) Represents revenue generated between our reportable segments.
(2) The above table presents recasted annual segment results to reflect the move of our Magento platform into our Enterprise segment. Prior to this change, Magento was reported in corporate and other. The table also presents recasted annual segment results to reflect the reclassification of Marketplaces vehicles and real estate revenues from net transaction revenue to marketing services and other revenue.

The following tables summarize the allocation of net revenues and long-lived tangible assets based on geography:

	Year Ended December 31,
	2013	2012	2011
	(In millions)
Net revenues:
U.S.	$7,712	$6,778	$5,484
Germany	1,930	1,679	1,539
United Kingdom	2,183	1,889	1,572
Rest of world	4,222	3,726	3,057
Total net revenues	$16,047	$14,072	$11,652

	December 31,
	2013	2012
	(In millions)
Long-lived tangible assets:
U.S.	$2,756	$2,727
International	240	222
Total long-lived tangible assets	$2,996	$2,949

Net revenues are attributed to U.S. and international geographies primarily based upon the country in which the seller, payment recipient, customer, website that displays advertising, or other service provider, as the case may be, is located. Long-lived assets attributed to the U.S. and international geographies are based upon the country in which the asset is located or owned. Total assets by segment are not presented as that information is not used to allocate resources or assess performance at the segment level and is not reviewed by our Chief Operating Decision Maker.